Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Other Current Assets

	December 31, 2023	December 31, 2022
Advances to suppliers	$306	$715
Prepaid expenses and other	4,716	6,673
Derivatives (Note 23)	11,254	3,237
Note receivable (Note 23)	8,346	10,243
Advances to employees	944	667
Value added taxes recoverable	13,719	12,246
	$39,285	$33,781